Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	GREEN CENTURY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000877232
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2011
Prospectus Date	rr_ProspectusDate	Nov 28, 2011

GREEN CENTURY BALANCED FUND
GREEN CENTURY BALANCED FUND SUMMARY SECTION
Investment Objective
The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds which meet Green Century's standards for corporate environmental responsibility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	GREEN CENTURY BALANCED FUND
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	2.00%
Wire Redemption Fee/Overnight Delivery Fee (if such services are requested)	10
Wire Redemption Fee/Overnight Delivery Fee (if such services are requested)	15
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		GREEN CENTURY BALANCED FUND
Management Fees		0.65%
Distribution (12b-1) Fees
Administrative Fees	[1]	0.83%
Other Fees
Total Annual Fund Operating Expenses		1.48%
[1]	Administrative Fees have been restated to reflect current fees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
GREEN CENTURY BALANCED FUND	151	468	808	1,768

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in the stocks and bonds of environmentally responsible and sustainable U.S. companies, many of which also make positive environmental contributions. There is no predetermined percentage of assets allocated to either stocks or bonds, although the Fund will generally invest at least 25% of its net assets in bonds and may not invest more than 75% of its net assets in stocks.

The Fund seeks to promote environmentally responsible corporate behavior, a cleaner environment and a sustainable economy by investing its assets in companies that the Fund's Adviser, Green Century Capital Management, believes are environmentally responsible and sustainable. Green Century applies rigorous selection criteria to identify such companies, which may include, but are not limited to, those that:

•	Demonstrate a commitment to preserving and enhancing the environment as evidenced by the products they make and the services they provide
•	Strive to achieve clean environmental records and openly disclose their policies and performance on critical environmental criteria
•

Make positive contributions toward actively promoting a healthier environmental future, including companies that produce renewable energy products and those that offer effective remedies for existing environmental problems

•	Respond positively to shareholder advocacy on environmental issues

Green Century believes that well-managed environmentally responsible companies minimize their environmental risks, allowing them to enjoy competitive advantages from cost reductions, quality improvements, profitability enhancements and access to expanding and new growth markets. Further, Green Century believes that companies that are responsible towards the environment are more likely to act ethically and maintain the trust of their shareholders.

Green Century believes that certain industries impose onerous costs on society and the planet; thus at various times the Fund may not be invested in any companies in industries Green Century believes threaten a sustainable global environment. The Fund will not knowingly invest in a company primarily engaged in the production of nuclear energy or the manufacture of nuclear equipment to produce nuclear energy or nuclear weapons, in the belief that these products are unacceptably threatening to a sustainable global environment. The Fund will not knowingly invest in a company primarily engaged in the manufacture of tobacco products, a major contributor to indoor air pollution and environmental health problems.

The Fund may invest in growth and value stocks of any market capitalization. The Fund may be more heavily weighted in growth stocks. The Fund's Subadviser uses quantitative measurements in combination with in-house and third-party research to analyze the stocks of companies identified using Green Century's environmental criteria, and includes in the Fund's portfolio those companies that appear to possess superior earnings growth prospects and whose stock prices, in the Subadviser's opinion, do not accurately reflect the companies' value. The Subadviser may sell a stock in the Fund's portfolio, if, among other reasons, the company no longer meets the Fund's environmental standards or the stock no longer meets the Fund's investment criteria or becomes overvalued relative to the long-term expectation for its stock price.

The bonds the Fund invests in may be of any maturity. While the Fund's fixed income investments will be primarily invested in investment grade bonds, the Fund may invest up to 35% of its net assets in high yield, below investment grade bonds, commonly known as "junk bonds." While the Fund's fixed income investments consist primarily of corporate bonds, the Fund may also invest in government agency and mortgage-related securities.

In general, fixed income securities are included in the Fund's portfolio to modulate the Fund's overall level of investment risk and exposure to business, economic, and interest rate trends. Fixed income investments are evaluated using the Fund's environmental criteria. Issuer-specific financial evaluation of fixed income investments focuses on a company's cash flow, interest rate coverage, and other measures of its ability to meet its future income and principal repayment commitments. In addition, each fixed income investment is evaluated with respect to its credit quality and its overall exposure to interest rate risk.

The Fund may invest up to 25% of its assets in equity and debt securities of non-U.S. issuers.

Principal Risks

You may lose money by investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective. The following is a summary description of certain risks of investing in the Fund:

Market Risk.    The values of securities held by the Fund may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. Past global financial crises have caused significant declines in the value and liquidity of many securities, including some of the securities held by the Fund. The Fund may experience a substantial or complete loss on any individual security.

Portfolio Selection Risk.    The Subadviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

Equity Securities Risk.    The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund's share price will fluctuate daily depending on the performance of the companies that comprise the Fund's investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them.

Small- and Mid-Cap Companies Risk.    The Fund may be invested in small- and mid-cap companies which involve greater risk than investing in the stocks of larger, more established companies. Small- and mid-cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of small- and mid-cap companies may be subject to wider and more erratic price fluctuations.

Interest Rate Risk.    Interest rates may go up, causing the value of the Fund's investments to decline. During periods of rising interest rates, the average life of certain types of fixed income securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. During periods of declining interest rates, the issuer of a fixed income security (or borrowers in a pool of loans) may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. The Fund also may lose any premium it paid on the security.

Credit Risk.    If an issuer or guarantor of a fixed income security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline.

High Yield or "Junk" Bond Risk.    Debt securities that are below investment grade, "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

U.S. Government Agency Obligations Risk.    Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

Mortgage-Related Securities Risk.    The value of mortgage-related securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Risks of Non-U.S. Investments.    Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the Fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, natural disasters, and investment and repatriation restrictions.

Liquidity Risk.    Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Environmentally Responsible Investing Risk.    The Fund's environmental criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund's investment performance to be worse or better than similar funds with no such criteria.

These and other risks are discussed in more detail in "Additional Information About the Funds' Investment Objectives, Strategies and Risks" in this Prospectus and in the Statement of Additional Information.

Performance

The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 year periods compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website, www.greencentury.com/funds/performance, or by calling 1-800-93-GREEN.

Annual Total Returns for Years Ended December 31

During the period shown, the Fund's best quarterly performance was 34.15%, for the quarter ended 6/30/03. The Fund's worst quarterly performance was -28.23%, for the quarter ended 9/30/01.

As of September 30, 2011, the year-to-date return for the Fund was -5.20%.

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns -	1 Year	5 Years	10 Years	Since Inception	Inception Date
GREEN CENTURY BALANCED FUND	8.76%	1.84%	0.13%	6.39%	Mar 18, 1992
GREEN CENTURY BALANCED FUND Return after taxes on distributions	8.59%	1.62%	(0.13%)	5.41%
GREEN CENTURY BALANCED FUND Return after taxes on distributions and sale of Fund shares	5.89%	1.53%	(0.01%)	5.15%
GREEN CENTURY BALANCED FUND S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	8.28%
GREEN CENTURY BALANCED FUND Lipper Intermediate Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes)	8.62%	5.44%	5.55%	6.22%
GREEN CENTURY BALANCED FUND Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)	11.90%	3.91%	3.71%	7.25%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREEN CENTURY FUNDS
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
GREEN CENTURY BALANCED FUND | GREEN CENTURY BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Wire Redemption Fee/Overnight Delivery Fee (if such services are requested)	cik0000877232_WireRedemptionFeeOvernightDeliveryFeeIfSuchServicesAreRequested	10
Wire Redemption Fee/Overnight Delivery Fee (if such services are requested)	cik0000877232_WireRedemptionFeeOvernightDeliveryFeeIfSuchServicesAreRequested1	15
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Administrative Fees	rr_Component1OtherExpensesOverAssets	0.83%	[1]
Other Fees	rr_Component2OtherExpensesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
1 Year	rr_ExpenseExampleYear01	151
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	1,768
Annual Return 2001	rr_AnnualReturn2001	(13.63%)
Annual Return 2002	rr_AnnualReturn2002	(37.07%)
Annual Return 2003	rr_AnnualReturn2003	63.47%
Annual Return 2004	rr_AnnualReturn2004	1.54%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	7.75%
Annual Return 2007	rr_AnnualReturn2007	3.09%
Annual Return 2008	rr_AnnualReturn2008	(25.94%)
Annual Return 2009	rr_AnnualReturn2009	22.44%
Annual Return 2010	rr_AnnualReturn2010	8.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	the year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarterly performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.23%)
1 Year	rr_AverageAnnualReturnYear01	8.76%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 18, 1992
GREEN CENTURY BALANCED FUND | GREEN CENTURY BALANCED FUND | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.59%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	(0.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
GREEN CENTURY BALANCED FUND | GREEN CENTURY BALANCED FUND | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
GREEN CENTURY BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GREEN CENTURY BALANCED FUND SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds which meet Green Century's standards for corporate environmental responsibility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Administrative Fees have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in the stocks and bonds of environmentally responsible and sustainable U.S. companies, many of which also make positive environmental contributions. There is no predetermined percentage of assets allocated to either stocks or bonds, although the Fund will generally invest at least 25% of its net assets in bonds and may not invest more than 75% of its net assets in stocks.

The Fund seeks to promote environmentally responsible corporate behavior, a cleaner environment and a sustainable economy by investing its assets in companies that the Fund's Adviser, Green Century Capital Management, believes are environmentally responsible and sustainable. Green Century applies rigorous selection criteria to identify such companies, which may include, but are not limited to, those that:

•	Demonstrate a commitment to preserving and enhancing the environment as evidenced by the products they make and the services they provide
•	Strive to achieve clean environmental records and openly disclose their policies and performance on critical environmental criteria
•

Make positive contributions toward actively promoting a healthier environmental future, including companies that produce renewable energy products and those that offer effective remedies for existing environmental problems

•	Respond positively to shareholder advocacy on environmental issues

Green Century believes that well-managed environmentally responsible companies minimize their environmental risks, allowing them to enjoy competitive advantages from cost reductions, quality improvements, profitability enhancements and access to expanding and new growth markets. Further, Green Century believes that companies that are responsible towards the environment are more likely to act ethically and maintain the trust of their shareholders.

Green Century believes that certain industries impose onerous costs on society and the planet; thus at various times the Fund may not be invested in any companies in industries Green Century believes threaten a sustainable global environment. The Fund will not knowingly invest in a company primarily engaged in the production of nuclear energy or the manufacture of nuclear equipment to produce nuclear energy or nuclear weapons, in the belief that these products are unacceptably threatening to a sustainable global environment. The Fund will not knowingly invest in a company primarily engaged in the manufacture of tobacco products, a major contributor to indoor air pollution and environmental health problems.

The Fund may invest in growth and value stocks of any market capitalization. The Fund may be more heavily weighted in growth stocks. The Fund's Subadviser uses quantitative measurements in combination with in-house and third-party research to analyze the stocks of companies identified using Green Century's environmental criteria, and includes in the Fund's portfolio those companies that appear to possess superior earnings growth prospects and whose stock prices, in the Subadviser's opinion, do not accurately reflect the companies' value. The Subadviser may sell a stock in the Fund's portfolio, if, among other reasons, the company no longer meets the Fund's environmental standards or the stock no longer meets the Fund's investment criteria or becomes overvalued relative to the long-term expectation for its stock price.

The bonds the Fund invests in may be of any maturity. While the Fund's fixed income investments will be primarily invested in investment grade bonds, the Fund may invest up to 35% of its net assets in high yield, below investment grade bonds, commonly known as "junk bonds." While the Fund's fixed income investments consist primarily of corporate bonds, the Fund may also invest in government agency and mortgage-related securities.

In general, fixed income securities are included in the Fund's portfolio to modulate the Fund's overall level of investment risk and exposure to business, economic, and interest rate trends. Fixed income investments are evaluated using the Fund's environmental criteria. Issuer-specific financial evaluation of fixed income investments focuses on a company's cash flow, interest rate coverage, and other measures of its ability to meet its future income and principal repayment commitments. In addition, each fixed income investment is evaluated with respect to its credit quality and its overall exposure to interest rate risk.

The Fund may invest up to 25% of its assets in equity and debt securities of non-U.S. issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective. The following is a summary description of certain risks of investing in the Fund:

Market Risk.    The values of securities held by the Fund may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. Past global financial crises have caused significant declines in the value and liquidity of many securities, including some of the securities held by the Fund. The Fund may experience a substantial or complete loss on any individual security.

Portfolio Selection Risk.    The Subadviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

Equity Securities Risk.    The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund's share price will fluctuate daily depending on the performance of the companies that comprise the Fund's investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them.

Small- and Mid-Cap Companies Risk.    The Fund may be invested in small- and mid-cap companies which involve greater risk than investing in the stocks of larger, more established companies. Small- and mid-cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of small- and mid-cap companies may be subject to wider and more erratic price fluctuations.

Interest Rate Risk.    Interest rates may go up, causing the value of the Fund's investments to decline. During periods of rising interest rates, the average life of certain types of fixed income securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. During periods of declining interest rates, the issuer of a fixed income security (or borrowers in a pool of loans) may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. The Fund also may lose any premium it paid on the security.

Credit Risk.    If an issuer or guarantor of a fixed income security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline.

High Yield or "Junk" Bond Risk.    Debt securities that are below investment grade, "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

U.S. Government Agency Obligations Risk.    Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

Mortgage-Related Securities Risk.    The value of mortgage-related securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Risks of Non-U.S. Investments.    Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the Fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, natural disasters, and investment and repatriation restrictions.

Liquidity Risk.    Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Environmentally Responsible Investing Risk.    The Fund's environmental criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund's investment performance to be worse or better than similar funds with no such criteria.

These and other risks are discussed in more detail in "Additional Information About the Funds' Investment Objectives, Strategies and Risks" in this Prospectus and in the Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 year periods compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website, www.greencentury.com/funds/performance, or by calling 1-800-93-GREEN.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 year periods compare with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-93-GREEN
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greencentury.com/funds/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown, the Fund's best quarterly performance was 34.15%, for the quarter ended 6/30/03. The Fund's worst quarterly performance was -28.23%, for the quarter ended 9/30/01.

As of September 30, 2011, the year-to-date return for the Fund was -5.20%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

GREEN CENTURY BALANCED FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%
GREEN CENTURY BALANCED FUND | Lipper Intermediate Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.62%
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	5.55%
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
GREEN CENTURY BALANCED FUND | Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.90%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%

[1]	Administrative Fees have been restated to reflect current fees.

GREEN CENTURY EQUITY FUND
GREEN CENTURY EQUITY FUND SUMMARY SECTION
Investment Objective

The Green Century Equity Fund seeks to achieve long-term total return which matches the performance of an index comprised of the stocks of companies selected based on environmental, social and governance criteria.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	GREEN CENTURY EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	2.00%
Wire Redemption Fee/Overnight Delivery Fee (if such services are requested)	10
Wire Redemption Fee/Overnight Delivery Fee (if such services are requested)	15
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		GREEN CENTURY EQUITY FUND
Management Fees		0.25%
Distribution (12b-1) Fees
Administrative Fees	[1]	1.00%
Other Fees
Total Annual Fund Operating Expenses		1.25%
[1]	Administrative Fees have been restated to reflect current fees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
GREEN CENTURY EQUITY FUND	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests substantially all of its assets in the common stocks which make up the MSCI KLD 400 Social Index. The KLD400 Index is comprised of the common stocks of approximately 400 companies. Companies for the KLD400 Index are identified based on a review of environmental, social and governance (ESG) ratings; the Index is composed of companies with high ESG ratings. MSCI ESG Research analyzes a company's commitment to sustainability across five key categories: environment; community and society; employees and supply chain; customers; and governance and ethics. This strategy directs concerned investors' dollars away from companies that flout basic standards for environmental and social responsibility and towards companies that demonstrate a commitment to meeting the social and environmental needs of the present without compromising the quality of life of future generations. Green Century believes this creates an incentive for companies to become better corporate citizens.

Green Century also believes that those companies which pursue the least environmentally sound practices are at the greatest long term risk of negative economic consequences, while those which strive to be more environmentally responsible may benefit financially as a result.

Companies involved in industries that may impose substantial risks and/or costs on society are evaluated based on their level of involvement as well as their social and environmental impact. Companies determined to have significant business involvement in the following industries will not be included in the Index: alcohol, tobacco, firearms, nuclear power, military weapons and gambling.

The Fund buys and sells stocks so that the composition of its securities holdings will correspond, to the extent reasonably practicable, to the composition of securities in the KLD400 Index. The weightings of the stocks in the KLD400 Index are based on float-adjusted market capitalizations, which means the largest companies comprise a higher percentage of the KLD400 Index and the Index is more heavily weighted in large than in small companies. As of September 30, 2011, large-cap U.S. companies (defined as companies with market capitalizations of over $10 billion) represented approximately 80% of the market value of the investments of the Fund. To the extent practicable, the Fund will seek a correlation between the weightings of securities held by the Fund and the weightings of the securities of the KLD400 Index of 0.95% or better. A figure of 1.00 would indicate a perfect correlation. The Fund's ability to duplicate the performance of the KLD400 Index will depend to some extent on the size and timing of cash flows into and out of the Fund as well as the Fund's expenses.

The Fund does not concentrate in a specific security or market sector. Under normal circumstances and as a matter of operating policy, the Fund will invest at least 80% of its assets in equity securities and related investments.

Principal Risks

You may lose money by investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective. The following is a summary description of certain risks of investing in the Fund:

Market Risk.    The values of securities held by the Fund may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. Past global financial crises have caused significant declines in the value and liquidity of many securities, including some of the securities held by the Fund. The Fund may experience a substantial or complete loss on any individual security.

Equity Securities Risk.    The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund's share price will fluctuate daily depending on the performance of the companies that comprise the Fund's investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them.

Large Cap Companies Risk.    Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. The large-cap companies in which the Fund invests may perform worse than the stock market as a whole.

Small- and Mid-Cap Companies Risk.    The Fund may be invested in small- and mid-cap companies which involve greater risk than investing in the stocks of larger, more established companies. Small- and mid-cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of small- and mid-cap companies may be subject to wider and more erratic price fluctuations.

Index Fund Risk.    The Fund will invest in the stocks composing the KLD400 Index regardless of how the Index is performing. It will not shift concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling stock market. The Index may, at times, become focused in stocks of a particular sector, category or group of companies. Because the Fund seeks to track the KLD400 Index, the Fund may underperform the overall stock market.

Environmentally and Socially Responsible Investing Risk.    The Fund's environmental, social and governance criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund's investment performance to be worse or better than similar funds with no such criteria.

These and other risks are discussed in more detail in "Additional Information About the Funds' Investment Objectives, Strategies and Risks" in this Prospectus and in the Statement of Additional Information.

Performance

The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website, www.greencentury.com/funds/performance, or by calling 1-800-93-GREEN.

The Fund, which commenced operations in September 1995, invested all its assets in an existing separate registered investment company which had the same investment objective as the Fund (the Domini Social Equity Trust) until November 28, 2006. The performance for the period prior to the Fund's inception reflects the performance of the Domini Social Equity Trust adjusted to reflect the deduction of the charges and expenses of the Fund.

Annual Total Returns for Years Ended December 31

During the period shown, the Fund's best quarterly performance was 16.29%, for the quarter ended 6/30/09. The Fund's worst quarterly performance was -21.58%, for the quarter ended 12/31/08.

As of September 30, 2011, the year-to-date return for the Fund was -9.29%.

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns -	1 Year	5 Years	10 Years	Since Inception	Inception Date
GREEN CENTURY EQUITY FUND	10.89%	1.44%	0.24%	7.20%	Jun 3, 1991
GREEN CENTURY EQUITY FUND Return after taxes on distributions	10.72%	1.15%	(0.05%)	6.21%
GREEN CENTURY EQUITY FUND Return after taxes on distributions and sale of Fund shares	7.27%	1.21%	0.15%	5.87%
GREEN CENTURY EQUITY FUND S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	8.37%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREEN CENTURY FUNDS
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
GREEN CENTURY EQUITY FUND | GREEN CENTURY EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Wire Redemption Fee/Overnight Delivery Fee (if such services are requested)	cik0000877232_WireRedemptionFeeOvernightDeliveryFeeIfSuchServicesAreRequested	10
Wire Redemption Fee/Overnight Delivery Fee (if such services are requested)	cik0000877232_WireRedemptionFeeOvernightDeliveryFeeIfSuchServicesAreRequested1	15
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Administrative Fees	rr_Component1OtherExpensesOverAssets	1.00%	[1]
Other Fees	rr_Component2OtherExpensesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
Annual Return 2001	rr_AnnualReturn2001	(13.29%)
Annual Return 2002	rr_AnnualReturn2002	(21.09%)
Annual Return 2003	rr_AnnualReturn2003	26.34%
Annual Return 2004	rr_AnnualReturn2004	8.67%
Annual Return 2005	rr_AnnualReturn2005	1.53%
Annual Return 2006	rr_AnnualReturn2006	12.08%
Annual Return 2007	rr_AnnualReturn2007	2.75%
Annual Return 2008	rr_AnnualReturn2008	(35.48%)
Annual Return 2009	rr_AnnualReturn2009	30.37%
Annual Return 2010	rr_AnnualReturn2010	10.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	the year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarterly performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.58%)
1 Year	rr_AverageAnnualReturnYear01	10.89%
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 3, 1991
GREEN CENTURY EQUITY FUND | GREEN CENTURY EQUITY FUND | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.72%
5 Years	rr_AverageAnnualReturnYear05	1.15%
10 Years	rr_AverageAnnualReturnYear10	(0.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
GREEN CENTURY EQUITY FUND | GREEN CENTURY EQUITY FUND | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.27%
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
GREEN CENTURY EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GREEN CENTURY EQUITY FUND SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Green Century Equity Fund seeks to achieve long-term total return which matches the performance of an index comprised of the stocks of companies selected based on environmental, social and governance criteria.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Administrative Fees have been restated to reflect current fees
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests substantially all of its assets in the common stocks which make up the MSCI KLD 400 Social Index. The KLD400 Index is comprised of the common stocks of approximately 400 companies. Companies for the KLD400 Index are identified based on a review of environmental, social and governance (ESG) ratings; the Index is composed of companies with high ESG ratings. MSCI ESG Research analyzes a company's commitment to sustainability across five key categories: environment; community and society; employees and supply chain; customers; and governance and ethics. This strategy directs concerned investors' dollars away from companies that flout basic standards for environmental and social responsibility and towards companies that demonstrate a commitment to meeting the social and environmental needs of the present without compromising the quality of life of future generations. Green Century believes this creates an incentive for companies to become better corporate citizens.

Green Century also believes that those companies which pursue the least environmentally sound practices are at the greatest long term risk of negative economic consequences, while those which strive to be more environmentally responsible may benefit financially as a result.

Companies involved in industries that may impose substantial risks and/or costs on society are evaluated based on their level of involvement as well as their social and environmental impact. Companies determined to have significant business involvement in the following industries will not be included in the Index: alcohol, tobacco, firearms, nuclear power, military weapons and gambling.

The Fund buys and sells stocks so that the composition of its securities holdings will correspond, to the extent reasonably practicable, to the composition of securities in the KLD400 Index. The weightings of the stocks in the KLD400 Index are based on float-adjusted market capitalizations, which means the largest companies comprise a higher percentage of the KLD400 Index and the Index is more heavily weighted in large than in small companies. As of September 30, 2011, large-cap U.S. companies (defined as companies with market capitalizations of over $10 billion) represented approximately 80% of the market value of the investments of the Fund. To the extent practicable, the Fund will seek a correlation between the weightings of securities held by the Fund and the weightings of the securities of the KLD400 Index of 0.95% or better. A figure of 1.00 would indicate a perfect correlation. The Fund's ability to duplicate the performance of the KLD400 Index will depend to some extent on the size and timing of cash flows into and out of the Fund as well as the Fund's expenses.

The Fund does not concentrate in a specific security or market sector. Under normal circumstances and as a matter of operating policy, the Fund will invest at least 80% of its assets in equity securities and related investments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective. The following is a summary description of certain risks of investing in the Fund:

Market Risk.    The values of securities held by the Fund may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. Past global financial crises have caused significant declines in the value and liquidity of many securities, including some of the securities held by the Fund. The Fund may experience a substantial or complete loss on any individual security.

Equity Securities Risk.    The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund's share price will fluctuate daily depending on the performance of the companies that comprise the Fund's investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them.

Large Cap Companies Risk.    Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. The large-cap companies in which the Fund invests may perform worse than the stock market as a whole.

Small- and Mid-Cap Companies Risk.    The Fund may be invested in small- and mid-cap companies which involve greater risk than investing in the stocks of larger, more established companies. Small- and mid-cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of small- and mid-cap companies may be subject to wider and more erratic price fluctuations.

Index Fund Risk.    The Fund will invest in the stocks composing the KLD400 Index regardless of how the Index is performing. It will not shift concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling stock market. The Index may, at times, become focused in stocks of a particular sector, category or group of companies. Because the Fund seeks to track the KLD400 Index, the Fund may underperform the overall stock market.

Environmentally and Socially Responsible Investing Risk.    The Fund's environmental, social and governance criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund's investment performance to be worse or better than similar funds with no such criteria.

These and other risks are discussed in more detail in "Additional Information About the Funds' Investment Objectives, Strategies and Risks" in this Prospectus and in the Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website, www.greencentury.com/funds/performance, or by calling 1-800-93-GREEN.

The Fund, which commenced operations in September 1995, invested all its assets in an existing separate registered investment company which had the same investment objective as the Fund (the Domini Social Equity Trust) until November 28, 2006. The performance for the period prior to the Fund's inception reflects the performance of the Domini Social Equity Trust adjusted to reflect the deduction of the charges and expenses of the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 year periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-93-GREEN
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greencentury.com/funds/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown, the Fund's best quarterly performance was 16.29%, for the quarter ended 6/30/09. The Fund's worst quarterly performance was -21.58%, for the quarter ended 12/31/08.

As of September 30, 2011, the year-to-date return for the Fund was -9.29%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

GREEN CENTURY EQUITY FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%

[1]	Administrative Fees have been restated to reflect current fees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 28, 2011